(Losses)/earnings per share	6 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
(Losses)/earnings per share

10. (Losses)/earnings per share

	Three Months Ended		Six Months Ended
	December 31, 2021 Cents	December 31, 2020 Cents	December 31, 2021 Cents	December 31, 2020 Cents
(Losses) per share
(in cents)
(a) Basic (losses) per share
From continuing operations attributable to the ordinary equity holders of the company	(4.00)	(4.38)	(7.50)	(8.60)
Total basic (losses) per share attributable to the ordinary equity holders of the company	(4.00)	(4.38)	(7.50)	(8.60)

(b) Diluted (losses) per share
From continuing operations attributable to the ordinary equity holders of the company	(4.00)	(4.38)	(7.50)	(8.60)
Total basic (losses) per share attributable to the ordinary equity holders of the company	(4.00)	(4.38)	(7.50)	(8.60)

(c) Reconciliation of (losses) used in calculating (losses) per share
(in U.S. dollars, in thousands)
Basic (losses) per share
(Losses) attributable to the ordinary equity holders of the company used in calculating basic (losses) per share:
From continuing operations	(25,945)	(25,692)	(48,590)	(50,236)

Diluted (losses) per share
(Losses) from continuing operations attributable to the ordinary equity holders of the company:
Used in calculating basic (losses) per share	(25,945)	(25,692)	(48,590)	(50,236)
(Losses) attributable to the ordinary equity holders of the company used in calculating diluted losses per share	(25,945)	(25,692)	(48,590)	(50,236)

	Three Months Ended		Six Months Ended
	December 31, 2021 (In Shares)	December 31, 2020 (In Shares)	December 31, 2021 (In Shares)	December 31, 2020 (In Shares)
Weighted average number of ordinary shares used as the denominator in calculating basic losses per share	648,104,218	586,354,061	648,076,056	584,421,843
Weighted average number of ordinary shares and potential ordinary shares used in calculating diluted losses per share	648,104,218	586,354,061	648,076,056	584,421,843

Options granted to employees are considered to be potential ordinary shares. These securities have been excluded from the determination of basic losses per share in the three and six months ended December 31, 2021 and 2020. Shares that may be paid as contingent consideration have also been excluded from basic losses per share. They have been excluded from the calculation of diluted losses per share because they are anti-dilutive for the three and six months ended December 31, 2021 and 2020.